Directors and senior management - Summary of Directors and Senior Management Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 732	$ 700	$ 807
Total	13,452	13,629	13,971
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	33	31	33
Retirement benefits	2	2	2
Share-based compensation	11	17	17
Termination and related amounts	0	7	1
Total	$ 46	$ 57	$ 53